CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS (Tables) - Parent Company	12 Months Ended
Sep. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Schedule of condensed parent-company-only balance sheets

	September 30,
	2015	2014

ASSETS:
Cash and cash equivalents	$71,836	$98,529
Investment in Bank	145,653,943	137,273,479
Intercompany loan to Bank	3,835,000	4,135,000
Other assets	1,086,529	1,245,830

Total assets	$150,647,308	$142,752,838

LIABILITIES:
Term loan	$8,250,000	$9,250,000
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,132,259	1,148,799
Other liabilities	177,959	648,903

Total liabilities	29,149,218	30,636,702

STOCKHOLDER’S EQUITY	121,498,090	112,116,136

Total liabilities and stockholder’s equity	$150,647,308	$142,752,838

Schedule of condensed parent-company-only statements of income

	Years Ended September 30,
	2015	2014	2013

Interest income	$130,827	$122,237	$126,633
Interest expense	744,407	677,189	509,437

Net interest expense	(613,580)	(554,952)	(382,804)

Non-interest income	532,098	210,283	169,122
Non-interest expense	862,253	771,664	829,460

Loss before income taxes and equity in earnings of Bank	(943,735)	(1,116,333)	(1,043,142)

Income tax benefit	(320,132)	(373,518)	(337,717)

Net loss before equity in earnings of Bank	(623,603)	(742,815)	(705,425)

Equity in earnings of Bank	14,751,050	11,776,177	10,514,484

Net income	$14,127,447	$11,033,362	$9,809,059

Income available to common shares	$14,127,447	$10,223,110	$8,289,487

Schedule of condensed parent-company-only statements of cash flows

	Years Ended September 30,
	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$14,127,447	$11,033,362	$9,809,059
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank	(14,751,050)	(11,776,177)	(10,514,484)
Net change in other assets and liabilities	(328,183)	537,530	95,332

Net cash used in operating activities	(951,786)	(205,285)	(610,093)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for investment in joint venture	—	—	60,000
Cash paid for investment in joint venture	—	(58,000)	—
Dividends received from Bank	6,400,000	6,200,000	12,000,000
Decrease (increase) in intercompany loan	300,000	(625,000)	850,000

Net cash provided by investing activities	6,700,000	5,517,000	12,910,000

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from term loan	—	10,000,000	—
Payments on term loan	(1,000,000)	(750,000)	—
Stock options exercised	441,010	193,166	210,361
Purchase of equity trust shares from treasury, net	—	—	566,527
Proceeds received from Bank for stock-based compensation	797,756	42,140	1,424,085
Commission on shares purchased for dividend reinvestment plan	(16,191)	(19,802)	(24,027)
Repurchase of preferred shares	—	(10,000,000)	(7,951,199)
Redemption of preferred shares	—	(6,653,000)	—
Common stock dividends	(4,583,558)	(4,384,655)	(4,326,992)
Preferred stock dividends	—	(705,520)	(1,234,529)
Common stock issued	—	6,610,676	—
Common stock issued under employee compensation plans	130,455	115,003	99,997
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(1,544,379)	(172,630)	(635,372)

Net cash used in financing activities	(5,774,907)	(5,724,622)	(11,871,149)

Net (decrease) increase in cash and cash equivalents	(26,693)	(412,907)	428,758

Cash and cash equivalents at beginning of year	98,529	511,436	82,678

Cash and cash equivalents at end of year	$71,836	$98,529	$511,436